Inventories - Inventories, Net of Reserve (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials	$ 81	$ 74
Work-in-process	756	804
Finished products	336	373
Total	$ 1,173	$ 1,251